Investments (Fair Value and Losses by Investment Category and Length of Time in a Loss Position) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Fixed Maturities [Member]
Estimated Fair Values And Gross Unrealized Losses OTTI Impairment Losses Reported In AOCI [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	$ 5,407,190	$ 1,445,262
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	234,184	22,324
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	554,529	414,211
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	80,715	109,930
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	5,961,719	1,859,473
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	314,899	132,254
Fixed Maturities [Member] | External Credit Rating, Investment Grade [Member]
Estimated Fair Values And Gross Unrealized Losses OTTI Impairment Losses Reported In AOCI [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	5,007,606	1,242,157
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	223,122	18,284
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	468,956	272,112
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	63,135	42,960
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	5,476,562	1,514,269
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	286,257	61,244
Fixed Maturities [Member] | External Credit Rating, Investment Grade [Member] | Corporate Debt Securities [Member]
Estimated Fair Values And Gross Unrealized Losses OTTI Impairment Losses Reported In AOCI [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	3,141,179	786,203
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	148,895	13,276
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	301,303	108,187
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	40,548	17,386
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	3,442,482	894,390
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	189,443	30,662
Fixed Maturities [Member] | External Credit Rating, Investment Grade [Member] | Canadian Provincial Governments [Member]
Estimated Fair Values And Gross Unrealized Losses OTTI Impairment Losses Reported In AOCI [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	188,491	12,349
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	14,419	174
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	12,029	0
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	2,429	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	200,520	12,349
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	16,848	174
Fixed Maturities [Member] | External Credit Rating, Investment Grade [Member] | Residential Mortgage Backed Securities [Member]
Estimated Fair Values And Gross Unrealized Losses OTTI Impairment Losses Reported In AOCI [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	283,967	22,288
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	15,900	97
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	23,068	19,394
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	1,688	3,199
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	307,035	41,682
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	17,588	3,296
Fixed Maturities [Member] | External Credit Rating, Investment Grade [Member] | Asset-backed Securities [Member]
Estimated Fair Values And Gross Unrealized Losses OTTI Impairment Losses Reported In AOCI [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	255,656	59,119
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	4,916	449
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	56,668	96,179
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	4,983	9,508
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	312,324	155,298
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	9,899	9,957
Fixed Maturities [Member] | External Credit Rating, Investment Grade [Member] | Commercial Mortgage Backed Securities [Member]
Estimated Fair Values And Gross Unrealized Losses OTTI Impairment Losses Reported In AOCI [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	219,110	89,507
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	3,725	797
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	20,068	29,181
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	5,745	7,974
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	239,178	118,688
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	9,470	8,771
Fixed Maturities [Member] | External Credit Rating, Investment Grade [Member] | US Government Agencies Debt Securities [Member]
Estimated Fair Values And Gross Unrealized Losses OTTI Impairment Losses Reported In AOCI [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	133,697	7,272
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	4,469	24
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	4,406	0
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	279	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	138,103	7,272
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	4,748	24
Fixed Maturities [Member] | External Credit Rating, Investment Grade [Member] | US States and Political Subdivisions Debt Securities [Member]
Estimated Fair Values And Gross Unrealized Losses OTTI Impairment Losses Reported In AOCI [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	120,193	20,602
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	9,723	1,514
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	15,202	11,736
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	4,616	4,132
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	135,395	32,338
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	14,339	5,646
Fixed Maturities [Member] | External Credit Rating, Investment Grade [Member] | Foreign Government Debt Securities [Member]
Estimated Fair Values And Gross Unrealized Losses OTTI Impairment Losses Reported In AOCI [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	665,313	244,817
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	21,075	1,953
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	36,212	7,435
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	2,847	761
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	701,525	252,252
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	23,922	2,714
Fixed Maturities [Member] | External Credit Rating, Non Investment Grade [Member]
Estimated Fair Values And Gross Unrealized Losses OTTI Impairment Losses Reported In AOCI [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	399,584	203,105
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	11,062	4,040
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	85,573	142,099
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	17,580	66,970
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	485,157	345,204
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	28,642	71,010
Fixed Maturities [Member] | External Credit Rating, Non Investment Grade [Member] | Corporate Debt Securities [Member]
Estimated Fair Values And Gross Unrealized Losses OTTI Impairment Losses Reported In AOCI [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	283,603	181,168
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	9,451	3,170
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	38,256	39,123
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	3,892	5,501
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	321,859	220,291
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	13,343	8,671
Fixed Maturities [Member] | External Credit Rating, Non Investment Grade [Member] | Residential Mortgage Backed Securities [Member]
Estimated Fair Values And Gross Unrealized Losses OTTI Impairment Losses Reported In AOCI [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	62,146	15,199
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	1,075	80
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	3,945	2,633
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	254	347
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	66,091	17,832
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	1,329	427
Fixed Maturities [Member] | External Credit Rating, Non Investment Grade [Member] | Asset-backed Securities [Member]
Estimated Fair Values And Gross Unrealized Losses OTTI Impairment Losses Reported In AOCI [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	28,670	3,421
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	415	26
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	32,392	31,938
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	5,498	18,815
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	61,062	35,359
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	5,913	18,841
Fixed Maturities [Member] | External Credit Rating, Non Investment Grade [Member] | Commercial Mortgage Backed Securities [Member]
Estimated Fair Values And Gross Unrealized Losses OTTI Impairment Losses Reported In AOCI [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	15,762	3,317
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	81	764
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	10,980	68,405
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	7,936	42,307
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	26,742	71,722
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	8,017	43,071
Fixed Maturities [Member] | External Credit Rating, Non Investment Grade [Member] | Foreign Government Debt Securities [Member]
Estimated Fair Values And Gross Unrealized Losses OTTI Impairment Losses Reported In AOCI [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	9,403
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	40
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	0
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	9,403
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	40
Equity Securities [Member]
Estimated Fair Values And Gross Unrealized Losses OTTI Impairment Losses Reported In AOCI [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	270,220	90,951
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	7,227	1,186
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	32,551	5,679
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	2,474	118
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	302,771	96,630
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	9,701	1,304
Equity Securities [Member] | Nonredeemable Preferred Stock [Member]
Estimated Fair Values And Gross Unrealized Losses OTTI Impairment Losses Reported In AOCI [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	51,386	5,577
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	5,479	52
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	1	5,679
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	2	118
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	51,387	11,256
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	5,481	170
Equity Securities [Member] | Equity Securities Other Than Non-redeemable Preferred Stock [Member]
Estimated Fair Values And Gross Unrealized Losses OTTI Impairment Losses Reported In AOCI [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	218,834	85,374
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	1,748	1,134
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	32,550	0
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	2,472	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	251,384	85,374
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	$ 4,220	$ 1,134